Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Earnings (Losses) from Continuing Operations Before Income Taxes and Noncontrolling Interests

Components of earnings (losses) from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

	Year Ended December 31
	2015	2014	2013
United States	$875,038	$1,161,953	$755,921
Foreign	(165,800)	42,624	35,202

	$709,238	$1,204,577	$791,123

Provision for Income Taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2015	2014	2013
Current:
Federal	$285,856	$247,898	$138,343
State	4,618	30,790	223
Foreign	5,198	19,235	10,464

Total current	295,672	297,923	149,030

Deferred:
Federal	(64,482)	94,991	36,157
State	(6,041)	3,958	(39)
Foreign	(11,995)	(8,085)	20,446

Total deferred	(82,518)	90,864	56,564

Total provision for income taxes	$213,154	$388,787	$205,594

Reconciliation of the Federal Statutory Tax Rate to Total Provisions

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2015	2014	2013
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	-0.32%	3.32%	0.02%
Federal research credit	-0.50%	-0.27%	-0.79%
Domestic manufacturing deduction	-3.40%	-2.27%	-1.74%
Equity in losses of foreign joint venture	0.98%	0.85%	1.36%
Impairment on investment in foreign joint venture	7.55%	—	—
Foreign rate differential	-1.72%	-0.93%	-2.35%
Noncontrolling interests	-6.84%	-2.96%	-4.32%
Out-of-period correction	-1.37%	-1.10%	-2.57%
Other, net	0.67%	0.64%	1.38%

Provision for income taxes	30.05%	32.28%	25.99%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2015	2014
Deferred tax assets:
Accrued liabilities and reserves	$209,854	$154,381
Allowance for doubtful accounts	12,912	24,741
Inventory	208,799	189,120
Post-retirement benefits	9,773	898
Commodity hedges	7,149	4,773
Net operating loss carryforward	14,690	9,880
Tax credit carryforwards	19,601	29,142

Total deferred tax assets	482,778	412,935

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(10,479)	(14,945)
Cumulative translation adjustments	(3,325)	(1,819)
Intangibles	(244,496)	(236,618)
Property, plant and equipment	(673,676)	(698,567)

Total deferred tax liabilities	(931,976)	(951,949)

Total net deferred tax liabilities	$(449,198)	$(539,014)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2015	2014	2013
Balance at beginning of year	$63,001	$65,975	$80,862
Additions based on tax positions related to current year	6,508	6,295	4,849
Reductions based on tax positions related to current year	—	—	(55)
Additions based on tax positions related to prior years	241	5,673	2,307
Reductions based on tax positions related to prior years	(13,294)	(7,449)	(6,248)
Additions due to settlements with taxing authorities	930	—	—
Reductions due to statute of limitations lapse	(6,876)	(7,493)	(15,740)

Balance at end of year	$50,510	$63,001	$65,975